Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Detail)		8 Months Ended	12 Months Ended
	Jun. 13, 2022	Aug. 30, 2022	Dec. 31, 2022
WRB Refining LP
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation			50.00%
BP-Husky Refining LLC
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation			50.00%
Sunrise Oil Sands Partnership
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	35.00%	50.00%